Condensed Financial Statements of the Company	12 Months Ended
Jun. 30, 2020
Condensed Financial Statements of Company [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
16.	CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group's consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs' subsidiaries. The Company was set up in August 2018, the accompanying financial statements have been prepared as if the Company has been in existence and in control of the Group throughout the periods presented.

Condensed Statements of Financial Position

	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	16,036	15,286	2,164
Total current assets	16,036	15,286	2,164

Investments in subsidiaries	384,561	352,755	49,929
Total assets	400,597	368,041	52,093

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payables and accrued expenses	194	85	12
Total current liabilities	194	85	12
Total liabilities	194	85	12

Commitments and contingencies
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively)	600	600	85
Additional paid-in capital	224,702	224,702	31,805
Retained earnings	175,090	142,187	20,125
Accumulated other comprehensive income	11	467	66
Total equity	400,403	367,956	52,081
Total liabilities and equity	400,597	368,041	52,093

Condensed Statements of Operations and Comprehensive Income (Loss)

	Years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

General and administrative expenses	-	129	(1,286)	(182)
Interest income	-	361	188	27
Equity in earnings (loss) of subsidiaries	64,596	53,220	(31,805)	(4,502)
Income (loss) before income taxes	64,596	53,710	(32,903)	(4,657)
Income tax benefit (expense)	-	(179)	-	-
Net income (loss)	64,596	53,531	(32,903)	(4,657)
Other comprehensive income, net of tax: Foreign currency translation adjustments	-	11	456	65
Total Comprehensive income (loss)	64,596	53,542	(32,447)	(4,592)